DEBT (Narrative) (Details) $ in Thousands, $ in Millions				12 Months Ended
	Oct. 06, 2021	Feb. 10, 2021 CAD ($)	Feb. 10, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Description of notes redemption price percentage				The Company may redeem some or all of the 2026 Notes at any time on or after February 15, 2023, at redemption prices ranging from 103.5% to 100%, plus accrued and unpaid interest to the date of redemption. Prior to February 15, 2023, all or part of the notes may be redeemed at 100%, plus a make-whole premium, plus accrued and unpaid interest to the date of redemption. Until February 15, 2023, the Company may redeem up to 10% of the aggregate principal amount of the notes, at a redemption price of 103%, plus accrued and unpaid interest to the date of redemption. In addition, until February 15, 2023, the Company may redeem up to 40% of the aggregate principal amount of the notes, in an amount not greater than the net proceeds of certain equity offerings, at a redemption price of 107%, plus accrued and unpaid interest to the date of redemption. On a change of control, the 2026 Notes are redeemable at the option of the holder at a price of 101%.
2022 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			8.75%
Amount of outstanding borrowings redeemed		$ 250,000
2026 Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notes issued			$ 400
Interest rate			7.00%
Remaining proceeds of borrowings available for capital expenditure		$ 167,000	$ 131
Maximum amount of first lien secured debt to be issued			145
Maximum amount of debt for equipment financing			$ 50
Lease liabilities [Member] | IFRS 16 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount of leased assets				$ 28,823	$ 32,449
Lease liabilities [Member] | IFRS 16 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				1.20%
Lease Term				12 months
Lease liabilities [Member] | IFRS 16 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				11.90%
Lease Term				84 months
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of standby fee	1.125%
Secured equipment loans [Member] | Gibraltar Mines [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				5.20%
Lease Term				48 months
Secured equipment loans [Member] | Gibraltar Mines [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				6.40%
Lease Term				60 months